Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2025	2024
Prepaid advertising	$-	$1,019
Deposits	889	1,816
Other prepaid amounts	811	975
Total	$1,700	$3,810